Segment Information (Details) - Schedule of Disaggregation of Revenues by Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 150,222	$ 142,131	$ 141,505
North America [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	89,662	76,664	80,954
Europe [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	52,976	57,392	56,210
Others [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 7,584	$ 8,075	$ 4,341